Risk and Capital Management	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Risk and Capital Management
Note 32 – Risk and Capital Management
a) Corporate Governance
ITAÚ UNIBANCO HOLDING invests in sound processes for risk and capital management that permeates the whole institution and are the basis of all strategic decisions to ensure business sustainability.
These processes are aligned with the guidelines of the Board of Directors and Executive which, through collegiate bodies, define the global objectives expressed as targets and limits for the business units that manage risk. Control and capital management units, in turn, support ITAÚ UNIBANCO HOLDING’s management by monitoring and analyzing risk and capital.
The Board of Directors is the main body responsible for establishing guidelines, policies and approval levels for risk and capital management. The Capital and Risk Management Committee (CGRC), in turn, is responsible for supporting the Board of Directors in managing capital and risk. At the executive level, collegiate bodies, presided over by the Chief Executive Officer (CEO) of ITAÚ UNIBANCO HOLDING, are responsible for capital and risk management, and their decisions are monitored by the CGRC.
Additionally, ITAÚ UNIBANCO HOLDING has collegiate bodies with capital and risk management responsibilities delegated to them, chaired by the Executive Vice-President of the Risk and Finance Department (ARF). To support this structure, ARF has departments to ensure, on an independent and centralized basis, that the institution’s risks and capital are managed in compliance with defined policies and procedures.
b) Risk Management
Risk Appetite
The risk appetite of ITAÚ UNIBANCO HOLDING is based on the Board of Director’s statement:
“We are a universal bank, operating mainly in Latin America. Supported by our risk culture, we insist on with strict ethical standards and regulatory compliance, seeking high and increasing returns, with low volatility, through lasting relationships with our customers, accurate risk pricing, widespread funding and proper use of capital.”
Based on this statement, five dimensions have been defined, each dimension consists of a set of metrics associated with the main risks involved, combining supplementary measurement methods, to give a comprehensive vision of our exposure.
The Board of Directors is responsible for approving guidelines and limits for risk appetite, with the support of CGRC and the CRO (Chief Risk Officer).
The limits for risk appetite are monitored regularly and reported to risk committees and to the Board of Directors, which will oversee the preventive measures to be taken to ensure that exposure is aligned with the strategies of ITAÚ UNIBANCO HOLDING.
The five dimensions of risk appetite are:

•
Capitalization:
establishes that ITAÚ UNIBANCO HOLDING must have capital sufficient to face any serious recession period or a stress event without the need to adjust its capital structure under unfavorable circumstances. It is monitored by tracking ITAÚ UNIBANCO HOLDING’s capital ratios, both in normal and stress scenarios, and of the ratings of the institution’s debt issues.

•	Liquidity: establishes that the liquidity of ITAÚ UNIBANCO HOLDING must withstand long periods of stress. It is monitored tracking liquidity indicators.

•
Composition of results:
defines that business will be focused primarily on Latin America, where ITAÚ UNIBANCO HOLDING has a diversified base of customers and products, with low appetite for income volatility or for high risk. This dimension comprises aspects related to business, profitability, market risk and credit risk. By adopting exposure concentration limits, such as industry sectors, counterparty quality, countries and geographical regions and risk factors, these monitored metrics are intended to ensure well-adjusted portfolios, low income volatility and business sustainability.

•
Operational risk:
focuses on the control of operating risk events that may adversely impact business and operating strategy, and involves monitoring the main operational risk events and losses incurred.

•
Reputation:
addresses risks that may impact the institution’s brand value and reputation with customers, employees, regulatory bodies, investors and the general public. The risk monitoring in this dimension is carried out by tracking customer satisfaction or dissatisfaction and media exposure, in addition to monitoring the institution’s conduct.

Risk appetite, risk management and guidelines for employees of ITAÚ UNIBANCO HOLDING for routine decision-making purposes are based on:

•
Sustainability and customer satisfaction:
ITAÚ UNIBANCO HOLDING vision is to be the leading bank in sustainable performance and customer satisfaction and, accordingly, we are committed to creating shared value for staff, customers, stockholders and society, ensuring the continuity of the business. ITAÚ UNIBANCO HOLDING is committed to doing business that is good both for the customer and the institution itself;

•
Risk Culture:
ITAÚ UNIBANCO HOLDING’s risk culture goes beyond policies, procedures or processes, reinforcing the individual and collective responsibility of all employees so that they will do the right thing at the right time and in the proper manner, respecting the ethical way of doing business;

•
Risk pricing:
ITAÚ UNIBANCO HOLDING’s acts and assumes risks in business which it knows and understands, avoiding those with which it is unfamiliar or that do not offer a competitive edge, and carefully assessing the risk-return ratio;

•
Diversification:
ITAÚ UNIBANCO HOLDING has little appetite for volatility in earnings, and it therefore operates with a diverse base of customers, products and business, seeking to diversify risks and giving priority to lower risk business;

•	Operational excellence: It is the wish of ITAÚ UNIBANCO HOLDING to be an agile bank, with a robust and stable infrastructure enabling us to offer top quality services;

•
Ethics and respect for regulations:
for ITAÚ UNIBANCO HOLDING, ethics is
non-negotiable,
and it therefore promotes an institutional environment of integrity, encouraging staff to cultivate ethics in relationships and business and to respect the rules, thus caring for the institution’s reputation.

ITAÚ UNIBANCO HOLDING has various ways of disseminating risk culture, based on four principles: conscious risk-taking, discussion of the risks the institution faces, the corresponding action taken, and the responsibility of everyone for managing risk.
These principles serve as a basis for ITAÚ UNIBANCO HOLDING guidelines, helping employees to conscientiously understand, identify, measure, manage and mitigate risks.
1. Credit risk
The possibility of losses arising from failure by a borrower, issuer or counterparty to meet their financial obligations, the impairment of a loan due to downgrading of the risk rating of the borrower, the issuer or the counterparty, a decrease in earnings or remuneration, advantages conceded on renegotiation or the costs of recovery.
There is a credit risk control and management structure, centralized and independent from the business units, that provides for operating limits and risk mitigation mechanisms, and also establishes processes and tools to measure, monitor and control the credit risk inherent in all products, portfolio concentrations and impacts of potential changes in the economic environment.
The credit policy of ITAÚ UNIBANCO HOLDING is based on internal criteria such as: classification of customers, portfolio performance and changes, default levels, rate of return and economic capital allocated, and external factors such as interest rates, market default indicators, inflation, changes in consumption, and so on.

For personal customers and small and middle-market companies, credit rating is based on statistical application models (at the early stages of the relationship with a customer) and behavior score (used for customers with which ITAÚ UNIBANCO HOLDING already has a relationship).
For large companies, the rating is based on information such as economic and financial condition of the counterparty, their cash-generating capability, the economic group to which they belong, and the current and prospective situation of the economic sector in which they operate. Credit proposals are analyzed on a case by case basis, through an approval-level mechanism.
ITAÚ UNIBANCO HOLDING strictly controls the credit exposure of customers and counterparties, taking action to address situations in which the current exposure exceeds what is desirable. For this purpose, measures provided for in loan agreements are available, such as accelerated maturity or a requirement for additional collateral.
1.1 Collateral and policies for mitigating credit risk
ITAÚ UNIBANCO HOLDING uses guarantees to increase its capacity for recovery in operations exposed to credit risk. The guarantees may be personal, secured, legal structures with mitigating power and offset agreements.
For collateral to be considered instruments that mitigate credit risk, they must comply with the requirements and standards that regulate them, both internal and external ones, and they must be legally valid (effective), enforceable, and assessed on a regular basis.
ITAÚ UNIBANCO HOLDING also uses credit derivatives, to mitigate credit risk of its portfolios of loans and securities. These instruments are priced based on models that use the fair value of market inputs, such as credit spreads, recovery rates, correlations and interest rates.
1.2 Policy for Provisioning and Economic Scenarios
Both the credit risk and the finance areas are responsible for defining the methods used to measure expected loan losses and for periodically assessing changes in the provision amounts.
These areas monitor the trends observed in provisions for expected credit losses by segment, in addition to establishing an initial understanding of the variables that may trigger changes in the allowance for loan losses, the probability of default (PD) or the loss given default (LGD).
Once the trends have been identified and an initial assessment of the variables has been made at the corporate level, the business areas are responsible for further analyzing these trends in more detail and for each segment, in order to understand the underlying reasons for the trends and to decide whether changes are required in credit policies.
Provisions for expected losses take into account the expected risk linked to contracts with similar characteristics and in anticipation of signs of deterioration, over a loss horizon suitable for the remaining period of the contract to maturity. For contracts of products with no determined termination date, average results of deterioration and default are used to determine the loss horizon.
Additionally, information on economic scenarios and public data with internal projections are used to determine and adjust the expected credit loss in line with expected macroeconomic realities.
1.3 Classification of Stages of Credit Impairment
ITAÚ UNIBANCO HOLDING uses customers’ internal information, statistic models, days of default and quantitative analysis in order to determine the credit status of portfolio agreements.
Rules for changing stages take into account lower and higher internal limits (quantitative criteria), in addition to the relative variation in the rating since the initial recognition. Information on days of delay, used on an absolute basis, is an important factor for the classification of stages, and after a certain credit status has been defined for an agreement, it is classified in one of the three stages of credit deterioration. Based on this classification, rules for measuring expected credit loss in each stage are used, as described in Note 2.4d.

For retail and middle market portfolios, ITAÚ UNIBANCO HOLDING classifies loan agreements which are over 30 days overdue in stage 2, except payroll loans for government agency, for which the figure is 45 days, due to the payment dynamics for onlending.
For the Wholesale business portfolio, information on arrears is taken into account when allocating a rating.
Default parameters are: 90 days with no payments made
(*)
; debt restructuring; adjudication of bankruptcy; loss; and court-ordered restructuring.

(*)	For the real estate loans portfolio, the figure is 180 days with no payments made.
1.4 Maximum Exposure of Financial Assets to Credit Risk

	12/31/2019			12/31/2018
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial Assets	1,073,430	336,803	1,410,233	1,027,193	303,535	1,330,728
At Amortized Cost	755,773	254,871	1,010,644	756,993	237,766	994,759
Interbank deposits	10,620	23,963	34,583	6,239	20,181	26,420
Securities purchased under agreements to resell	197,157	1,271	198,428	279,353	783	280,136
Securities	114,046	19,073	133,119	90,234	20,161	110,395
Loan operations and lease operations	386,206	199,585	585,791	345,501	190,590	536,091
Other financial assets	75,968	18,784	94,752	61,875	13,215	75,090
(-) Provision for Expected Loss	(28,224)	(7,805)	(36,029)	(26,209)	(7,164)	(33,373)
At Fair Value Through Other Comprehensive Income	35,990	40,670	76,660	9,089	40,234	49,323
Securities	35,990	40,670	76,660	9,089	40,234	49,323
At Fair Value Through Profit or Loss	281,667	41,262	322,929	261,111	25,535	286,646
Securities	271,470	9,605	281,075	252,819	10,361	263,180
Derivatives	10,197	31,657	41,854	8,292	15,174	23,466
Financial liabilities - provision for expected loss	3,581	559	4,140	3,355	437	3,792
Loan Commitments	2,909	394	3,303	2,289	312	2,601
Financial Guarantees	672	165	837	1,066	125	1,191
Off balance sheet	338,262	48,893	387,155	300,522	49,173	349,695
Financial Guarantees	52,663	14,057	66,720	53,443	12,662	66,105
Letters of credit to be released	15,013	0	15,013	10,747	—	10,747
Loan commitments	270,586	34,836	305,422	236,332	36,511	272,843
Mortgage loans	5,536	0	5,536	3,403	—	3,403
Overdraft accounts	124,449	0	124,449	110,454	—	110,454
Credit cards	138,014	2,823	140,837	120,862	2,961	123,823
Other pre-approved limits	2,587	32,013	34,600	1,613	33,550	35,163

Total	1,408,111	385,137	1,793,248	1,324,360	352,271	1,676,631

Amounts shown for credit risk exposure are based on gross book value and do not take into account any collateral received or other added credit improvements.
The contractual amounts of financial guarantees and letters of credit cards represent the maximum potential of credit risk in the event that a counterparty does not meet the terms of the agreement. The vast majority of loan commitments (mortgage loans, overdraft accounts and other pre-approved
limits) mature without being drawn, since they are renewed monthly and can be cancelled unilaterally.
As a result, the total contractual amount does not represent our real future exposure to credit risk or the liquidity needs arising from such commitments.
1.4.1. By business sector
Loans and Financial Lease Operations

	12/31/2019%		12/31/2018%
Industry and commerce	129,998	22.2	115,225	21.5
Services	126,718	21.6	119,487	22.3
Other sectors	26,693	4.6	29,388	5.5
Individuals	302,382	51.6	271,991	50.7

Total	585,791	100.0	536,091	100.0

Other financial assets
(*)

	12/31/2019%		12/31/2018%
Public sector	562,485	73.5	580,392	77.1
Services	59,193	7.7	62,383	8.3
Other sectors	45,744	6.0	28,649	3.8
Financial	98,297	12.8	81,496	10.8

Total	765,719	100.0	752,920	100.0

(*)
Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan Operations and Lease Operations Portfolio and Other Financial Assets.

The exposure of Off Balance financial instruments (Financial Collaterals and Loan Commitments) is neither categorized nor managed by business sector.

1.4.2 By type and classification of credit risk
Operations and lease operations

12/31/2019
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total
Individuals	199,907	197,717	861	398,485	19,070	6,437	0	25,507	21,513	763	0	22,276	240,490	204,917	861	446,268
Corporate	95,823	17,233	45,866	158,922	956	16	200	1,172	8,523	102	3,422	12,047	105,302	17,351	49,488	172,141
Micro/Small and medium companies	73,347	49,485	3,671	126,503	7,180	2,384	38	9,602	5,693	190	44	5,927	86,220	52,059	3,753	142,032
Foreign loans - Latin America	132,812	29,842	12,087	174,741	14,714	1,166	424	16,304	6,253	87	107	6,447	153,779	31,095	12,618	197,492

Total	501,889	294,277	62,485	858,651	41,920	10,003	662	52,585	41,982	1,142	3,573	46,697	585,791	305,422	66,720	957,933

%	58.5%	34.3%	7.2%	100.0%	79.7%	19.0%	1.3%	100.0%	89.9%	2.4%	7.7%	100.0%	61.1%	31.9%	7.0%	100.0%

	12/31/2018
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total
Individuals	177,488	174,666	1,014	353,168	17,029	6,784	—	23,813	18,047	687	—	18,734	212,564	182,137	1,014	395,715
Corporate	90,716	16,054	45,361	152,131	2,222	83	1,681	3,986	9,705	143	4,148	13,996	102,643	16,280	51,190	170,113
Micro/Small and medium companies	57,099	40,105	2,472	99,676	5,875	1,834	69	7,778	5,838	185	94	6,117	68,812	42,124	2,635	113,571
Foreign loans - Latin America	134,323	29,090	10,842	174,255	11,768	2,969	395	15,132	5,981	243	29	6,253	152,072	32,302	11,266	195,640

Total	459,626	259,915	59,689	779,230	36,894	11,670	2,145	50,709	39,571	1,258	4,271	45,100	536,091	272,843	66,105	875,039

%	59.0%	33.3%	7.7%	100.0%	72.8%	23.0%	4.2%	100.0%	87.7%	2.8%	9.5%	100.0%	61.3%	31.1%	7.6%	100.0%

Internal Rating	12/31/2019				12/31/2018
	Stage 1	Stage 2	Stage 3	Total loans	Stage 1	Stage 2	Stage 3	Total loans
Lower Risk	420,936	4,204	0	425,140	385,846	4,536	—	390,382
Satisfactory	80,106	17,871	0	97,977	72,921	19,723	—	92,644
Higher Risk	847	19,845	0	20,692	859	12,635	—	13,494
Credit-Impaired	0	0	41,982	41,982	—	—	39,571	39,571

Total	501,889	41,920	41,982	585,791	459,626	36,894	39,571	536,091

%	85.6	7.2	7.2	100.0	85.7	6.9	7.4	100.0

Other financial assets

	12/31/2019
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	8,267	8,322	8,062	0	0	955	205
Government securities	366,998	364,078	366,998	0	0	0	0
Brazilian government	327,681	324,637	327,681	0	0	0	0
Other countries	39,317	39,405	39,317	0	0	0	0
Argentina	318	349	318	0	0	0	0
United States	2,977	2,979	2,977	0	0	0	0
Mexico	7,820	7,820	7,820	0	0	0	0
Italy	329	328	329	0	0	0	0
Spain	4,984	4,984	4,984	0	0	0	0
Korea	3,427	3,427	3,427	0	0	0	0
Chile	12,317	12,227	12,317	0	0	0	0
Paraguay	1,782	1,959	1,782	0	0	0	0
Uruguay	710	716	710	0	0	0	0
Colombia	4,622	4,585	4,622	0	0	0	0
Peru	8	8	8	0	0	0	0
Germany	23	23	23	0	0	0	0
Corporate debt securities	112,936	109,169	108,685	637	402	6,784	3,849
Rural product note	5,341	5,122	5,114	62	58	204	169
Real estate receivables certificates	7,312	7,253	7,280	10	11	20	21
Bank deposit certificate	3,217	3,217	3,217	0	0	0	0
Debentures	51,510	47,751	47,607	336	283	6,311	3,620
Eurobonds and other	5,732	5,671	5,704	29	28	0	0
Financial bills	18,514	18,517	18,514	0	0	0	0
Promissory notes	5,311	5,314	5,311	0	0	0	0
Other	15,999	16,324	15,938	200	22	249	39

Total	488,201	481,569	483,745	637	402	7,739	4,054

	12/31/2018
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	4,326	4,335	4,129	—	—	918	197
Government securities	327,720	325,734	327,546	232	174	—	—
Brazilian government	300,172	298,120	299,998	232	174	—	—
Other countries	27,548	27,614	27,548	—	—	—	—
Argentina	1,129	1,121	1,129	—	—	—	—
United States	2,754	2,770	2,754	—	—	—	—
Mexico	2,378	2,378	2,378	—	—	—	—
Italy	115	115	115	—	—	—	—
Spain	2,411	2,411	2,411	—	—	—	—
Korea	1,385	1,385	1,385	—	—	—	—
Chile	8,211	8,204	8,211	—	—	—	—
Paraguay	1,530	1,602	1,530	—	—	—	—
Uruguay	652	656	652	—	—	—	—
Colombia	6,065	6,054	6,065	—	—	—	—
France	891	891	891	—	—	—	—
Germany	22	22	22	—	—	—	—
Other	5	5	5	—	—	—	—
Corporate debt securities	87,206	82,438	82,301	3,908	2,937	4,957	1,968
Rural product note	4,003	3,855	3,848	—	—	326	155
Real estate receivables certificates	10,926	10,419	10,436	55	55	793	435
Bank deposit certificate	2,145	2,145	2,145	0	—	—	—
Debentures	30,950	27,306	27,068	3,323	2,557	3,563	1,325
Eurobonds and other	6,895	6,950	6,895	0	—	—	—
Financial bills	19,724	19,724	19,724	0	—	—	—
Promissory notes	1,490	1,465	1,463	15	15	24	12
Other	11,073	10,574	10,722	515	310	251	41

Total	419,252	412,507	413,976	4,140	3,111	5,875	2,165

Other Financial Assets—Internal Classification by Level of Risk

	12/31/2019
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss at fair value (*)	Financial Assets Fair Value Through Other Comprehensive Income	Total
Low	233,011	127,251	321,595	76,660	758,517
Medium	0	3,721	952	0	4,673
High	0	2,147	382	0	2,529

Total	233,011	133,119	322,929	76,660	765,719

%	30.4	17.4	42.2	10.0	100.0

(*)	Includes Derivatives in the amount of R$ 41,854 at 12/31/2019.

	12/31/2018
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss at fair value (*)	Financial Assets Fair Value Through Other Comprehensive Income	Total
Low	306,556	103,157	284,896	49,323	743,932
Medium	—	3,645	1,340	—	4,985
High	—	3,593	410	—	4,003

Total	306,556	110,395	286,646	49,323	752,920

%	40.6	14.7	38.1	6.6	100.0

(*)	Includes Derivatives in the amount of R$ 23,466 at 12/31/2018.

1.4.3 Collateral for loans and financial lease operations

	12/31/2019				12/31/2018
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	65,921	170,045	1,997	1,867	57,842	145,775	1,054	993
Personal (1)	978	2,982	857	819	643	1,949	753	711
Vehicles (2)	17,720	37,355	1,102	1,020	15,173	35,266	298	280
Mortgage loans (3)	47,223	129,708	38	28	42,026	108,560	3	2
Very small, small and middle-market companies and corporates (4)	115,608	311,043	11,097	6,142	112,508	293,724	13,870	10,267
Foreign loans - Latin America (4)	123,367	222,300	7,348	2,841	117,094	246,462	11,242	3,758
Total	304,896	703,388	20,442	10,850	287,444	685,961	26,166	15,018

(1)	In general requires financial collaterals.
(2)	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
(3)	Properties themselves are pledged as collateral.
(4)	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and others).
Of total loans and financial lease operations R$ 260,453 (R$ 222,481 at 12/31/2018) represented unsecured loans.

1.4.4 Repossessed assets
Assets received from the foreclosure of loans, including real estate, are initially recorded at the lower of: (i) the fair value of the asset less the estimated selling expenses, or (ii) the carrying amount of the loan.
Further impairment of assets is recorded as a provision, with a corresponding charge to income. The maintenance costs of these assets are expensed as incurred.
The policy for sales of these assets includes periodic auctions that are announced to the market in advance, and provides that the assets cannot be held for more than one year, as stipulated by BACEN.
Total assets repossessed in the period were R$ 390 (R$ 657 from 01/01 to 12/31/2018), mainly composed of real estate.
2. Market risk
The possibility of incurring financial losses from changes in the market value of positions held by a financial institution, including the risks of transactions subject to fluctuations in currency rates, interest rates, share prices, price indexes and commodity prices.
ITAÚ UNIBANCO HOLDING’s market risk management strategy is aimed at balancing corporate business goals, taking into account, among other things, political, economic and market conditions, the portfolio profile and the ability to operate in specific markets.
Market risk is controlled by an area independent from the business areas, which is responsible for the daily activities of (i) risk measurement and assessment, (ii) monitoring of stress scenarios, limits and alerts, (iii) application, analysis and testing of stress scenarios, (iv) risk reporting to those responsible within the business areas, in compliance with the governance of ITAÚ UNIBANCO HOLDING, (v) monitoring of actions required to adjust positions and risk levels to make them realistic, and (vi) providing support for the safe launch of new financial products.
The National Monetary Council (CMN) has regulations governing the segregation of exposure to market risk into risk factors, such as: interest rate, exchange rate, equities and commodities. Brazilian inflation indexes are treated as a group of risk indicators and limits are managed in the same way as for the other indicators.
The structure of limits and alerts obeys the Board of Directors’ guidelines, and it is reviewed and approved on an annual basis. This structure has specific limits aimed at improving the process of monitoring and understanding risk, and at avoiding concentration. These limits are quantified by assessing the forecast balance sheet results, the size of stockholders’ equity, market liquidity, complexity and volatility, and ITAU UNIBANCO HOLDING’s appetite for risk.
In order to operate within the defined limits, ITAÚ UNIBANCO HOLDING hedges transactions with customers and proprietary positions, including its foreign investments. Derivatives are commonly used for these hedging activities, which can be either accounting or economic hedges, both governed by the institutional polices of ITAÚ UNIBANCO HOLDING.
The market risk structure categorizes transactions as part of either the banking portfolio or the trading portfolio, in accordance with general criteria established by CMN Resolution 4,557, of February 23, 2017, and BACEN Circular 3,354, of June 27, 2007. The trading portfolio consists of all transactions involving financial instruments and commodities, including derivatives, which are held for trading. The banking portfolio is basically characterized by transactions for the banking business, and transactions related to the management of the balance sheet of the institution, where there is no intention of sale and time horizons are medium and long term.
Market risk management is based on the following metrics:

•	Value at risk (VaR): a statistical measure that estimates the expected maximum potential economic loss under normal market conditions, considering a certain time horizon and confidence level;

•
Losses in stress scenarios (Stress Testing): simulation technique to assess the behavior of assets, liabilities and derivatives of a portfolio when several risk factors are taken to extreme market situations (based on prospective and historical scenarios);

•	Stop loss: metrics used to revise positions, should losses accumulated in a fixed period reach a certain level;

•	Concentration: cumulative exposure of a certain financial instrument or risk factor, calculated at market value (MtM – Marked to Market); and

•
Stressed VaR: statistical metric derived from the VaR calculation, with the purpose is of simulating higher risk in the trading portfolio, taking returns that can be seen in past scenarios of extreme volatility.

Management of interest rate risk in the Banking Book (IRRBB) is based on the following metrics:

•
Δ
EVE: difference between the present value of the sum of repricing flows of instruments subject to IRRBB in a base scenario and the present value of the sum of repricing flows of these instruments in a scenario of interest rate shock;

•
Δ
NII: difference between the result of financial intermediation of instruments subject to IRRBB in a base scenario and the result of financial intermediation of these instruments in a scenario of shock in interest rates.

In addition, sensitivity and loss control measures are also analyzed. They include:

•	Mismatching analysis (GAPS): accumulated exposure by risk factor of cash flows expressed at market value, allocated at the maturity dates;

•	Sensitivity (DV01- Delta Variation): impact on the market value of cash flows, when submitted to an one annual basis point increase in the current interest rates or index rate;

•	Sensitivity to Sundry Risk Factors (Greeks): partial derivatives of an option portfolio in relation to the prices of underlying assets, implied volatilities, interest rates and time.
ITAÚ UNIBANCO HOLDING uses proprietary systems to measure the consolidated market risk. The processing of these systems occurs in a high-availability access-controlled environment, which has data storage and recovery processes and an infrastructure that ensures business continuity in contingency (disaster recovery) situations.
2.1 VaR - Consolidated ITAÚ UNIBANCO HOLDING
Is calculated by Historical Simulation, i.e. the expected distribution for profits and losses (P&L) of a portfolio over time can be estimated from past behavior of returns of market risk factors for this portfolio. VaR is calculated at a confidence level of 99%, historical period of 4 years (1000 business days) and a holding period of one day. In addition, in a conservative approach, VaR is calculated daily, with and without volatility weighting, and the final VaR is the more restrictive of the values given by the two methods.
From January 1 to December 31, 2019, the average total VaR in Historical Simulation was R$ 333.7 or 0.24% of total stockholders’ equity (R$ 399.3 or 0.29% of total stockholders’ equity from 01/01 to 12/31/2018).

	VaR Total (Historical Simulation) (Reais million)
	12/31/2019 (*)				12/31/2018 (*)
	Average	Minimum	Maximum	Var Total	Average	Minimum	Maximum	Var Total
VaR by risk factor group
Interest rates	815.7	651.6	959.7	813.1	851.4	720.0	1,042.9	898.4
Currencies	27.6	10.9	59.2	10.9	24.7	12.7	45.2	37.3
Shares	30.2	13.5	57.4	29.4	39.2	23.6	58.5	50.1
Commodities	1.8	0.5	4.7	1.0	1.6	0.6	3.1	1.0
Effect of diversification	0	0	0	(576.1)	—	—	—	(605.3)

Total risk	333.7	208.7	471.9	278.3	399.3	294.7	603.6	381.5

(*)	VaR by Group of Risk Factors considers information from foreign units.

2.1.1 Interest rate risk
The table below shows the accounting position of financial assets and liabilities exposed to interest rate risk, distributed by maturity (remaining contractual terms). This table is not used directly to manage interest rate risks; it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2019						12/31/2018
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	264,750	382,751	141,277	443,579	203,328	1,435,685	277,165	394,168	100,598	404,069	197,904	1,373,904
Compulsory deposits in the Central Bank of Brazil	86,836	0	0	0	0	86,836	88,549	—	—	—	—	88,549
At amortized cost	135,190	354,893	102,649	244,862	111,666	949,260	163,574	367,544	78,314	219,186	120,768	949,386
Interbank deposits	23,337	4,448	3,290	3,474	32	34,581	19,181	4,815	1,730	688	—	26,414
Securities purchased under agreements to resell	22,617	175,643	0	0	162	198,422	64,677	215,352	—	12	91	280,132
Securities	1,290	13,659	14,817	56,178	44,522	130,466	1,007	7,320	5,792	50,969	41,661	106,749
Loan and lease operations	87,946	161,143	84,542	185,210	66,950	585,791	78,709	140,057	70,792	167,517	79,016	536,091
At fair value through other comprehensive income	2,464	4,524	3,284	46,456	19,932	76,660	1,915	4,743	4,026	21,649	16,990	49,323
At fair value through profit and loss	40,260	23,334	35,344	152,261	71,730	322,929	23,127	21,881	18,258	163,234	60,146	286,646
Securities	33,262	15,420	32,299	137,612	62,482	281,075	19,140	17,810	15,945	154,171	56,114	263,180
Derivatives	6,998	7,914	3,045	14,649	9,248	41,854	3,987	4,071	2,313	9,063	4,032	23,466
Financial liabilities	517,305	113,511	72,484	305,933	84,995	1,094,228	514,263	89,354	70,062	319,392	60,367	1,053,438
At amortized cost	510,642	104,398	69,362	284,946	76,851	1,046,199	511,091	85,271	67,227	304,939	57,199	1,025,727
Deposits	272,447	38,873	22,877	154,032	18,831	507,060	248,913	36,856	22,063	146,288	9,304	463,424
Securities sold under repurchase agreements	218,055	4,121	1,700	13,309	19,398	256,583	254,052	9,713	7,756	40,877	17,839	330,237
Interbank market funds	19,086	51,776	39,155	63,180	1,665	174,862	7,438	33,869	31,869	58,375	3,119	134,670
Institutional market funds	600	8,472	4,763	53,452	36,957	104,244	314	3,631	4,579	58,513	26,937	93,974
Capitalization plans	454	1,156	867	973	0	3,450	374	1,202	960	886	—	3,422
At fair value through profit and loss	6,663	9,113	3,122	20,987	8,144	48,029	3,172	4,083	2,835	14,453	3,168	27,711
Derivatives	6,653	9,100	3,096	20,906	8,073	47,828	3,168	4,070	2,815	14,360	3,106	27,519
Structured notes Difference assets / liabilities (*)	10 (252,555)	13 269,240	26 68,793	81 137,646	71 118,333	201 341,457	4 (237,098)	13 304,814	20 30,536	93 84,677	62 137,537	192 320,466
Cumulative difference	(252,555)	16,685	85,478	223,124	341,457		(237,098)	67,716	98,252	182,929	320,466
Ratio of cumulative difference to total interest-bearing assets	(17.6%)	1.2%	6.0%	15.5%	23.8%		(17.3%)	4.9%	7.2%	13.3%	23.3%

(*)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.
2.1.2 Currency risk
The purpose of ITAÚ UNIBANCO HOLDING’s management of foreign exchange exposure is to mitigate the effects arising from variation in foreign exchange rates, which may present high- volatility periods.
The currency (or foreign exchange) risk arises from positions that are sensitive to oscillations in foreign exchange rates. These positions may be originated by financial instruments that are denominated in a currency other than the functional currency in which the balance sheet is measured or through positions in derivative instruments (for negotiation or hedge). Sensitivity to currency risk is disclosed in the table VaR Total (Historical Simulation) described in item 2.1 – VaR Consolidated – ITAÚ UNIBANCO HOLDING.
2.1.3 Share Price Risk
The exposure to share price risk is disclosed in Note 5, related to Financial Assets Through Profit or Loss—Securities, and Note 8, related to Financial Assets at Fair Value Through Other Comprehensive Income—Securities.
3. Liquidity risk
The possibility that the institution may be unable to efficiently meet its expected and unexpected obligations, both current and future, including those arising from guarantees issued, without affecting its daily operations and without incurring significant losses.
Liquidity risk is controlled by an area independent from the business area and responsible for establishing the reserve composition, estimating the cash flow and exposure to liquidity risk in different time horizons, and for monitoring the minimum limits to absorb losses in stress scenarios for each country where ITAÚ UNIBANCO HOLDING operates. All activities are subject to verification by independent validation, internal control and audit areas.
Liquidity management policies and limits are based on prospective scenarios and senior management’s guidelines. These scenarios are reviewed on a periodic basis, by analyzing the need for cash due to atypical market conditions or strategic decisions by ITAÚ UNIBANCO HOLDING.
ITAÚ UNIBANCO HOLDING manages and controls liquidity risk on a daily basis, using procedures approved in superior committees, including the adoption of liquidity minimum limits, sufficient to absorb possible cash losses in stress scenarios, measured with the use of internal and regulatory methods.
Additionally the following items for monitoring and supporting decisions are periodically prepared and submitted to senior management:

•	Different scenarios projected for changes in liquidity;

•	Contingency plans for crisis situations;

•	Reports and charts that describe the risk positions;

•	Assessment of funding costs and alternative sources of funding;

•	Monitoring of changes in funding through a constant control of sources of funding, considering the type of investor, maturities and other factors.
3.1 Primary sources of funding
ITAÚ UNIBANCO HOLDING has different sources of funding, of which a significant portion is from the retail segment. Of total customers’ funds, 38.7% or R$ 277.0 billion, are immediately available to customers. However, the historical behavior of the accumulated balance of the two largest items in this group – demand and savings deposits—is relatively consistent with the balances increasing over time and inflows exceeding outflows for monthly average amounts.

Funding from customers	12/31/2019			12/31/2018
	0-30 days	Total	%	0-30 days	Total	%
Deposits	272,447	507,060	0	248,913	463,424	—
Demand deposits	82,306	82,306	11.5	72,581	72,581	11.2
Savings deposits	144,558	144,558	20.2	136,865	136,865	21.2
Time deposits	44,855	277,166	38.8	37,784	251,300	38.9
Other	728	3,030	0.4	1,683	2,678	0.4
Proceeds of acceptances and securities issues (1)	4,293	143,569	20.1	2,285	111,566	17.3
Funds from own issue (2)	235	5,258	0.7	1,831	21,417	3.3
Subordinated debt	2	59,462	8.3	2	49,313	7.6
Total	276,977	715,349	100.0	253,031	645,720	100.0

(1)
Includes mortgage notes, guaranteed real estate credit bills, agribusiness, financial recorded in interbank markets funds and Obligations on the issue of debentures, Securities abroad and strutured operations certificates recorded in Institutional Markets Funds.

(2)	Refer to deposits received under securities repurchase agreements with securities from own issue.
3.2 Control over liquidity
ITAÚ UNIBANCO HOLDING manages its liquidity reserves based on estimates of funds that will be available for investment, assuming the continuity of business in normal conditions.
During the period of 2019, ITAÚ UNIBANCO HOLDING maintained sufficient levels of liquidity in Brazil and abroad. Liquid assets totaled R$ 172.9 billion and accounted for 62.4% of the short term redeemable obligations, 24.2% of total funding, and 16.6% of total assets.
The table below shows the indicators used by ITAÚ UNIBANCO HOLDING in the management of liquidity risk:

Liquidity indicators	12/31/2019	12/31/2018
	%	%
Net assets (1) / customers funds within 30 days (2)	62.4	62.7
Net assets (1) / total customers funds (3)	24.2	24.6
Net assets (1) / total financial assets (4)	16.6	15.8

(1)
Net assets (present value): Cash and cash equivalents, Securities purchased under agreements to resell – Funded position and Government securities—available. Detailed in the table Non discounted future flows – Financial assets;

(2)	Table Funding from customers table (Total Funding from customers 0-30 days);
(3)	Table funding from customers (Total funding from customers);
(4)	Detailed in the table Non discounted future flows – Financial assets, total present value regards R$ 1,040,865 (R$ 1,001,240 at 12/31/2018).

Assets and liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:

Undiscounted future flows, except for derivatives which are fair value	12/31/2019					12/31/2018
Financial assets (1)	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total	0 - 30 days	31 - 365 days	366 - 720 days	Over 720 days	Total
Cash and cash equivalents	30,367	0	0	0	30,367	37,159	—	—	—	37,159
Interbank investments	69,756	151,497	1,444	1,191	223,888	115,278	182,606	468	322	298,674
Securities purchased under agreements to resell—Collateral held (2)	26,797	0	0	0	26,797	45,335	—	—	—	45,335
Securities purchased under agreements to resell—Collateral repledge	17,871	144,234	0	0	162,105	50,741	175,857	—	10	226,608
Interbank deposits (4)	25,088	7,263	1,444	1,191	34,986	19,202	6,749	468	312	26,731
Securities	131,195	17,669	19,846	108,011	276,721	82,144	17,255	17,853	98,531	215,783
Government securities—available	111,487	300	302	4,763	116,852	72,026	292	292	5,315	77,925
Government securities—under repurchase commitments	7,744	6,616	12,445	25,366	52,171	52	6,321	12,671	32,811	51,855
Private securities—available	11,964	10,181	4,967	56,839	83,951	10,066	9,406	4,185	49,003	72,660
Private securities—under repurchase commitments	0	572	2,132	21,043	23,747	—	1,236	705	11,402	13,343
Derivative financial instruments - Net position	6,998	10,959	5,355	18,542	41,854	3,987	6,384	4,069	9,026	23,466
Swaps	107	4,039	4,464	17,848	26,458	705	1,139	2,894	8,355	13,093
Options	4,696	3,043	500	217	8,456	1,167	1,890	975	183	4,215
Forwards (onshore)	940	1,207	15	0	2,162	893	942	—	—	1,835
Other derivatives financial instruments	1,255	2,670	376	477	4,778	1,222	2,413	200	488	4,323
Loans and financial operations (3)	63,401	197,090	93,203	236,982	590,676	68,829	166,503	88,138	241,919	565,389

Total financial assets	301,717	377,215	119,848	364,726	1,163,506	307,397	372,748	110,528	349,798	1,140,471

(1)
The assets portfolio does not take into consideration the balance of compulsory deposits in Central Bank, amounting to R$ 91,248 (R$ 94,148 at 12/31/2018), which release of funds is linked to the maturity of the liability portfolios. The amounts of PGBL and VGBL are not considered in the assets portfolio because they are covered in Note 26.

(2)	Net of R$ 8,544 (R$ 5,120 at 12/31/2018) which securities are linked to guarantee transactions at B3 S.A. - Brasil, Bolsa, Balcão and the BACEN.
(3)	Net of payment to merchants of R$ 69,050 (R$ 60,504 at 12/31/2018) and the amount of liabilities from transactions related to credit assignments R$ 2,451 (R$ 3,993 at 12/31/2018).
(4)	Includes R$ 18,938 (R$ 15,886 at 12/31/2018) related to Compulsory Deposits with Central Banks of other countries.

Undiscounted future flows, except for derivatives which are fair value	12/31/2019					12/31/2018
Financial liabilities	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total
Deposits	266,690	69,367	20,555	211,531	568,143	246,729	62,909	16,674	191,131	517,443
Demand deposits	82,306	0	0	0	82,306	72,581	—	—	—	72,581
Savings deposits	144,558	0	0	0	144,558	136,865	—	—	—	136,865
Time deposit	37,570	68,757	20,502	211,395	338,224	35,450	62,185	16,647	190,984	305,266
Interbank deposits	2,247	610	53	136	3,046	1,830	724	27	147	2,728
Other deposits	9	0	0	0	9	3	—	—	—	3
Compulsory deposits	(38,576)	(14,067)	(4,110)	(34,495)	(91,248)	(39,116)	(15,228)	(3,831)	(35,973)	(94,148)
Demand deposits	(4,412)	0	0	0	(4,412)	(5,600)	—	—	—	(5,600)
Savings deposits	(26,234)	0	0	0	(26,234)	(24,695)	—	—	—	(24,695)
Time deposit	(7,930)	(14,067)	(4,110)	(34,495)	(60,602)	(8,821)	(15,228)	(3,831)	(35,973)	(63,853)
Securities sold under repurchase agreements (1)	246,499	6,509	5,218	17,585	275,811	275,395	16,557	10,933	42,349	345,234
Government securities	200,499	344	1,720	17,553	220,116	232,776	2,856	7,353	38,752	281,737
Private securities	17,978	2,810	3,498	32	24,318	10,910	13,701	3,580	3,597	31,788
Foreign	28,022	3,355	0	0	31,377	31,709	—	—	—	31,709
Proceeds of acceptances and securities issues (2)	4,335	47,697	39,505	67,435	158,972	2,189	32,950	39,077	53,626	127,842
Loans and onlending obligations (3)	6,368	65,182	6,259	7,462	85,271	6,304	45,668	11,541	11,840	75,353
Subordinated debt (4)	251	6,594	11,794	53,745	72,384	154	2,658	6,264	52,453	61,529
Derivative financial instruments—Net position	6,653	12,196	9,458	19,521	47,828	3,168	6,885	5,672	11,794	27,519
Swaps	326	5,218	8,349	19,034	32,927	923	3,018	4,687	10,888	19,516
Option	3,668	4,567	571	255	9,061	883	1,935	823	288	3,929
Forward (onshore)	753	1	0	0	754	470	—	—	—	470
Other derivative financial instruments	1,906	2,410	538	232	5,086	892	1,932	162	618	3,604

Total financial liabilities	492,220	193,478	88,679	342,784	1,117,161	494,823	152,399	86,330	327,220	1,060,772

(1)	Includes own and third parties’ portfolios.
(2)
Includes mortgage notes, Guaranteed real estate notes, agribusiness, financial recorded in interbank market funds and Obligations on issue of debentures, Securities abroad and Structured Transactions certificates recorded in institutional markets funds.

(3)	Recorded in funds from interbank markets.
(4)	Recorded in funds from institutional markets.

	12/31/2019					12/31/2018
Off balance commitments	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total	0 – 30 days	31 – 365 days	366 – 720 days	Over 720 days	Total
Financial Guarantees	1,286	19,447	9,359	36,628	66,720	1,305	17,314	5,509	41,977	66,105
Commitments to be released	125,664	22,818	7,064	149,876	305,422	110,909	25,977	5,796	130,161	272,843
Letters of credit to be released	15,013	0	0	0	15,013	10,747	—	—	—	10,747
Contractual commitments—Fixed and Intangible assets (Notes 13 and 14)	0	273	0	0	273	—	405	273	—	678

Total	141,963	42,538	16,423	186,504	387,428	122,961	43,696	11,578	172,138	350,373

c) Capital Management Governance
ITAÚ UNIBANCO HOLDING is subject to the regulations of BACEN, which determines minimum capital requirements, procedures to obtain information to assess the global systemic importance of banks, fixed asset limits, loan limits and accounting practices, and requires banks to conform to the regulations based on the Basel Accord for capital adequacy. Additionally, CNSP and SUSEP issue regulations on capital requirements that affect our insurance operations and private pension and savings bonds plans.
The capital statements were prepared in accordance with BACEN’s regulatory requirements and with internationally accepted minimum requirements according to the Bank for International Settlements (BIS).
I – Composition of capital
The Referential Equity (PR) used to monitor the compliance with the operating limits imposed by BACEN, is the sum of three items, namely:

•	Common Equity Tier I: the sum of capital, reserves and retained earnings, less deductions and prudential adjustments.

•	Additional Tier I Capital: consists of instruments of a perpetual nature, which meet eligibility requirements. Together with Common Equity Tier I it makes up Tier I.

•
Tier II Capital: consists of subordinated debt instruments with defined maturity dates that meet eligibility requirements. Together with the Common Equity Tier I and the Additional Tier I Capital, it makes up the Total Capital.

Composition of Reference Equity

	12/31/2019	12/31/2018
Stockholders’ equity attributable to controlling interests	131,987	131,757
Non-controlling interests	11,110	12,276
Change in interest in subsidiaries in a capital transaction	259	98
Consolidated Stockholders’ Equity (BACEN)	143,356	144,131

Common Equity Tier I Prudential Adjustments	(26,028)	(20,773)
Common Equity Tier I	117,328	123,358

Instruments Eligible to Comprise Additional Tier I	11,266	7,701
Additional Tier I Prudential Adjustments	102	95
Additional Tier I Capital	11,368	7,796

Tier I (Common Equity Tier I + Additional Tier I Capital)	128,696	131,154

Instruments Eligible to Comprise Tier II	11,833	15,778
Tier II Prudential Adjustments	67	96
Tier II	11,900	15,874

Referential Equity (Tier I + Tier II)	140,596	147,028

Funds from the issuance of subordinated debt securities are considered Tier II capital for purpose of capital to risk-weighted assets ratio, as shown below. According to current legislation, the balance of subordinated debt in December 2012 was used for calculating the reference equity as of December 2019, totaling R$ 36,627

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	Account balance 12/31/2019
Subordinated financial bills—BRL
	1	2012	2020	111% of CDI	2
	20			IPCA + 6% to 6.17%	49
	6	2011	2021	109.25% to 110.5% of CDI	14
	2,307	2012	2022	IPCA + 5.15% to 5.83%	4,994
	20			IGPM + 4.63%	30
	2,354			Total	5,089
Subordinated euronotes—USD
	990	2010	2020	6.20%	4,041
	1,000	2010	2021	5.75%	4,152
	730	2011	2021	5.75% to 6.20%	2,952
	550	2012	2021	6.20%	2,218
	2,600	2012	2022	5.50% to 5.65%	10,673
	1,851	2012	2023	5.13%	7,502
	7,721			Total	31,538
Total					36,627

In November 2019, ITAÚ UNIBANCO HOLDING issued in the international market US$ 750 million in Subordinated Notes, equivalent to R$ 3,023 at December 31, 2019, and in the local market R$ 2,330 in Subordinated Financial Bills. There is a repurchase option for these subordinated debts as from 2024 and they are subject to approval by the Central Bank of Brazil for composition of Capital Tier II of ITAÚ UNIBANCO HOLDING, with an estimated increase of 0.6 p.p. in its Total Capital.
II - Capital Requirements in Place and In Progress
ITAÚ UNIBANCO HOLDING’s minimum capital requirements are expressed as ratios obtained from the ratio between available capital and the Risk-Weighted Assets (RWA).
Schedule for Basel III implementation

	As From January 1 st ,
	2018	2019 (1)
Common Equity Tier I	4.5%	4.5%
Tier I	6.0%	6.0%
Total Capital	8.625%	8.0%
Additional Capital Buffers (ACP)	2.375%	3.5%
Conservation	1.875%	2.5%
Countercyclical (2)	0%	0%
Systemic (3)	0.5%	1.0%
Common Equity Tier I + ACP	6.875%	8.0%
Total Capital + ACP	11.0%	11.5%
Prudential Adjustments Deductions	100%	100%

(1)	Requirements in force as from January 1 st , 2019.
(2)
ACP
Countercyclical
is triggered during the credit cycle expansion phase. Additionally, in the event of an increase of countercyclical additional, the new percentage will be in effect only twelve months after it is announced.

(3)	The calculation of ACP Systemic associates the systemic importance, represented by the institution’s total exposure, to Gross Domestic Product (GDP).

III - Risk-Weighted Assets (RWA)
For calculating minimum capital requirements, RWA must be obtained by taking the sum of the following risk exposures:
RWA = RWA
CPAD
+ RWA
MINT
+ RWA
OPAD

	12/31/2019	12/31/2018
Credit risk (RWA CPAD ) (1)	784,730	714,969
Market risk (RWA MINT ) (2)	25,002	30,270
Operating risk (RWAP OPAD ) (3)	81,568	72,833

Total risk-weighted assets	891,300	818,072

(1)	Portion related to exposures to credit risk, calculated using the standardized approach;
(2)	Portion related to capital required for market risk, composed of the maximum between the internal model and 80% of the standardized model, regulated by BACEN Circulars 3,646 and 3,674;
(3)	Portion related to capital required for operational risk, calculated based on the standardized approach.
The tables below present the breakdown of credit, market and operational risk weighted assets, respectively.
a) Credit Risk
Breakdown of Credit Risk Weighted by Credit Risk (RWA
CPAD
)

	12/31/2019	12/31/2018
Credit Risk Weighted Assets (RWA CPAD )	784,730	714,969
Marketable securities	54,715	40,276
Loan Operations—Retail	139,522	124,356
Loan Operations—Non-Retail	274,324	256,958
Joint Liabilities—Retail	150	140
Joint Liabilities—Non-Retail	45,657	43,288
Loan Commitments—Retail	37,700	33,871
Loan Commitments—Non-Retail	11,138	10,673
Derivatives – Future potential gain	4,787	4,193
Intermediation	2,422	3,330
Other exposures	214,315	197,884
b) Market Risk

	12/31/2019	12/31/2018
Market Risk Weighted Assets—Standard Aproach (RWA MPAD )	28,328	37,838
Operations subject to interest rate variations	24,724	30,286
Fixed rate denominated in reais	5,273	2,026
Foreign exchange coupons	13,118	19,633
Price index coupon	6,333	8,627
Operations subject to commodity price variation	1,087	389
Operations subject to stock price variation	1,162	362
Operations subject to risk exposures in gold, foreign currency and foreign exchange variation	1,355	6,801
Minimum Market Risk Weighted Assets—Standard Aproach (RWA MPAD ) (*) (a)	22,663	30,270
Market Risk Weighted Assets calculated based on internal methodology (b)	25,002	22,871
Reduction of Market Risk Weighted Assets due to Internal Models Aproach	(3,327)	(7,568)
Market Risk Weighted Assets (RWA MINT )—maximum of (a) and (b)	25,002	30,270

(*)	Calculated based on internal models, with maximum saving possibility of 20% of the standard model.
At 12/31/2019, RWA
MINT
totaled R$ 25,002, which corresponds to 80% of RWA
MPAD
, higher than the capital calculated at internal models, which totaled R$ 22,663.

c) Operational Risk

Operating Risk-Weighted Assets (RWA OPAD )	12/31/2019	12/31/2018
	81,568	72,833

Retail	14,005	12,822
Commercial	27,536	26,214
Corporate finance	2,746	2,697
Negotiation and sales	15,430	11,736
Payments and settlement	8,802	8,282
Financial agent services	4,641	4,343
Asset management	8,101	6,715
Retail brokerage	307	24
IV - Capital Adequacy
The Board of Directors is the body responsible for approving the institutional capital management policy and guidelines for the capitalization level of ITAÚ UNIBANCO HOLDING. The Board is also responsible for the full approval of the ICAAP (Internal Capital Adequacy Assessment Process) report, the purpose of which is to assess the capital adequacy of ITAÚ UNIBANCO HOLDING.
The result of the last ICAAP – which was dated December 2018 – indicated that ITAÚ UNIBANCO HOLDING has, in addition to capital to cover all material risks, a significant capital surplus, thus assuring the solidity of the institution’s equity position.
In order to ensure that ITAÚ UNIBANCO HOLDING is sound and has the capital needed to support business growth, the institution maintains PR levels above the minimum level required to face risks, as demonstrated by the Common Equity, Tier I Capital and Basel ratios.
The Basel Ratio reached 15.8% as at December 31, 2019, 2.2 p.p. lower than at December 31, 2018, mainly due to the provision for interest on own capital and dividends, and increase in risk-weighted assets.
Additionally, ITAÚ UNIBANCO HOLDING has a surplus over the required minimum Referential Equity of R$ 69,292 million, well above the ACP of R$ 31,195 million and generously covered by available capital.

	12/31/2019				12/31/2018
	Amount		Ratio		Amount		Ratio
	Required	Current	Required	Current	Required	Current	Required	Current
Common Equity Tier I	40,108	117,328	4.5%	13.2%	36,813	123,358	4.5%	15.1%
Additional Tier I Capital	0	11,368	0	0	—	7,796	—	—
Tier I (Common Equity Tier I + Additional Tier I Capital)	53,478	128,696	6.0%	14.4%	49,084	131,154	6.0%	16.0%
Tier II	0	11,900	0	0	—	15,874	—	—
Referential Equity (Tier I + Tier II)	71,304	140,596	8.0%	15.8%	70,559	147,028	8.625%	18.0%

Amount Required for Additional Capital Buffers (ACP)	31,195		3.5%		19,429		2.375%

The fixed assets ratio shows the commitment percentage of adjusted Referential Equity with adjusted permanent assets. ITAÚ UNIBANCO HOLDING falls within the maximum limit of 50% of adjusted RE, established by BACEN. At 12/31/2019 , fixed assets ratio reached 27.9%, showing a surplus of R$ 31,104.
Further details on Risk and Capital Management of ITAÚ UNIBANCO HOLDING and indicators of the Global Systemic Importance Index, which are not included in the financial statements, may be viewed on
www.itau.com.br/relacoes-com-investidores
“Reports”/ Pillar 3 and Global Systemically Important Banks.
V – Recovery Plan
In response to the latest international crises, the Central Bank published Resolution No. 4,502, which requires the development of a Recovery Plan by financial institutions within Segment 1, with total exposure to GDP of more than 10%. This plan aims to reestablish adequate levels of capital and liquidity above regulatory operating limits in the face of severe systemic or idiosyncratic stress shocks. In this way, each institution could preserve its financial viability while also minimizing the impact on the National Financial System.

VI - Stress testing
The stress test is a process of simulation of extreme economic and market conditions in the institution’s results and capital. The institution has conducted this test since 2010 with a view to assessing its solvency in plausible scenarios of a systemic crisis, and identifying areas that are more susceptible to the impact of stress and can be subject to risk mitigation.
To perform the test, macroeconomic variables for each stress scenario are estimated by the economic research department. The scenarios are defined according to their importance to the bank’s results, and the probability of occurrence, and they are submitted to the approval of the Board of Directors on an annual basis.
Projections of macroeconomic variables (e.g. GDP, benchmark interest rate and inflation) and of the credit market (such as fundraising, loans, default rate, spread and fees) for these scenarios are based on external shocks or by using models validated by an independent area.
These projections affect the budgeted result and balance sheet, which in turn influence the risk-weighted assets and capital and liquidity ratios.
The stress test is also an integral part of ICAAP, with the main purpose of assessing whether, even in severe adverse conditions, the institution would have appropriate capital levels and its business would be unaffected.
This information allows potential risk factors to be identified in business, supporting the Board of Directors’ strategic decisions, the budgetary process and discussions on credit granting policies, in addition to being used as input for risk appetite metrics.
VII – Leverage Ratio
The Leverage Ratio is defined as the ratio of Capital Tier I to Total Exposure, calculated pursuant to BACEN Circular 3,748, of February 27, 2015. The purpose of this ratio is to be a simple measure of leverage not sensitive to risk, thus it does not consider weighting or mitigation factors. According to instructions in BACEN Circular Letter 3,706, of May 5, 2015, since October 2015 ITAÚ UNIBANCO HOLDING has sent the Leverage Ratio to BACEN, in accordance with Basel recommendations, on the basis of the ratio’s behavior for the period between 2011, when it was introduced, and 2017.
d) Management Risks of insurance and private pension
I – Management Structure, roles and responsibilities
In line with good domestic and international practices, ITAÚ UNIBANCO HOLDING has a risk management structure that ensures that the risks arising from insurance, pension plans and capitalization products are properly monitored and reported to the appropriate bodies. The management process of insurance, pension plans and capitalization risks is independent and focuses on the specific nature of each risk.
ITAÚ UNIBANCO HOLDING has committees to define the management of funds from the technical reserves for insurance and private pensions, to issue guidelines for managing these funds with the objective of achieving long term returns, and to define valuation models, risk limits and strategies on allocation of funds to specific financial assets. The members of these committees are not only executives and those directly responsible for the business management process, but also heads and coordinators of commercial and financial areas.

II – Risks of Insurance and Private Pensions
ITAÚ UNIBANCO HOLDING offers its products to customers through a bancassurance structure or direct distribution. Life, personal accident, loan and multiple peril insurance products are mainly distributed by a bancassurance operation.
Life insurance and pension plans are, in general, medium or long-term products and the main risks involved in the business may be classified as demographic, financial and behavioral.

•
Demographic risk relates to: i) a greater than expected increase in life expectancies for products with survivorship coverage (mostly pension plans); and ii) a greater than expected decrease in mortality rates for products with life coverage (mostly life insurance).

•	Financial risk: is inherent in the underwriting risk of products that offer a contractual financial guarantee, this risk being considered insurance risk

•	Behavioral risk relates to a greater than expected increase in the rates of conversion into annuity income, resulting in increased payments of retirement benefits.
Estimated actuarial assumptions are based on the past experience of ITAÚ UNIBANCO HOLDING, on market benchmarks and on the experience of the actuaries.

a)	Effect of changes on actuarial assumptions
To measure the effects of changes in the key actuarial assumptions, sensitivity tests were conducted in the amounts of current estimates of future liability cash flows. The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually conducted under the ceteris paribus
condition, in which the sensitivity of a system is measured when one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

Sensitivity Test	Impact in Results and Stockholders’ Equity (1)
	12/31/2019 (2)		12/31/2018
	Private Pension	Insurance	Private Pension	Insurance
Mortality Rates
5% increase	25	0	15	(1)
5% decrease	(37)	(1)	(16)	(1)
Risk-free Interest Rates
0.1% increase	61	12	30	8
0.1% decrease	(63)	(12)	(44)	(8)
Conversion in Income Rates
5% increase	20	0	(14)	—
5% decrease	(21)	0	14	—
Claims
5% increase	0	(47)	—	(37)
5% decrease	0	47	—	37

(1)	Amounts net of tax effects.
(2)	The amounts shown in the tables express the position at 12/31/2019, since the actuarial calculations are made on a half-yearly basis.

b) Risk concentration
For ITAÚ UNIBANCO HOLDING, there is no product concentration in relation to insurance premiums, reducing the risk of product concentration and distribution channels.
At December 31, 2017, the production of mandatory personal injury caused by motor vehicle (DPVAT) arises from interests that ITAÚ UNIBANCO HOLDING’s insurance companies hold in Seguradora Líder dos Consórcios de DPVAT S.A.

	01/01 to 12/31/2019			01/01 to 12/31/2018			01/01 to 12/31/2017
	Insurance	Retained	Retention	Insurance	Retained	Retention	Insurance	Retained	Retention
	premiums	premium	(%)	premiums	premium	(%)	premiums	premium	(%)
Property and casualty
Mandatory personal injury caused by
motor vehicle	0	0	0.0	—	—	0.0	24	24	100.0
Individuals
Group accident insurance	867	867	100.0	690	689	99.9	667	666	99.8
Individual accident	222	222	100.0	275	280	101.8	290	289	99.8
Credit life	948	946	99.8	881	879	99.8	623	621	99.7
Group life	948	947	99.9	934	937	100.3	1,001	990	98.9
III) Market, credit and liquidity risk
a) Market risk
Market risk is analyzed, in relation to insurance operations, using the following metrics and sensitivity and loss control measures: Value at Risk (VaR), Losses in Stress Scenarios (Stress Test), Sensitivity (DV01 – Delta Variation) and Concentration. In the table, the sensitivity analysis (DV01 – Delta Variation) is presented in relation to insurance operations that demonstrate the impact on the market value of cash flows when submitted to a one basis point increase in the current interest rate or indexer rate and one percentage point in the share price and currency.

	12/31/2019		12/31/2018
Class	Account balance	DV01	Account balance	DV01
Government securities
National Treasury Notes (NTN-C)	5,495	(2.57)	5,096	(2.52)
National Treasury Notes (NTN-B)	8,675	(9.42)	6,069	(7.77)
Chile Government securities (BTU)	152	(0.04)	179	(0.08)
Chile Government securities (PDBC)	0	0	77	(0.02)
Private securities
Indexed to IPCA	83	(0.01)	130	(0.03)
Indexed to PRE	142	(0.01)	4	—
Indexed to CLP	79	0	128	—
Indexed to CLF	6	0	10	—
Indexed to DOLLAR	0	0	2	—
Shares	6	0
Post-fixed assets	2,297	0	2,043	—
Under agreements to resell	777	0	3,277	—

Total	17,712	0	17,015

b) Liquidity Risk
Liquidity risk is identified by ITAÚ UNIBANCO HOLDING as the risk of lack of liquid resources available to cover its current obligations at a given moment. For insurance operations, the liquidity risk is managed continuously by monitoring payment flows against liabilities, compared to the inflows generated by its operations and financial assets portfolio.
Financial assets are managed in order to optimize the risk-return ratio of investments, considering, on a careful basis, the characteristics of their liabilities. The risk integrated control considers the concentration limits by issuer and credit risk, sensitivities and market risk limits and control over asset liquidity risk. Thus, investments are concentrated in government and private securities with good credit quality in active and liquid markets, keeping a considerable amount invested in short-term assets, available on demand, to cover regular needs and any liquidity contingencies. Additionally, ITAÚ UNIBANCO HOLDING constantly monitors the solvency conditions of its insurance operations.

		12/31/2019			12/31/2018
Liabilities	Assets	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)
Insurance operations	Backing asset
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	2,343	59.1	22.9	2,111	56.7	12.6
IBNR, PDR e PSL	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	875	49.9	29.0	927	48.0	18.5
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	13	7.9	22.9	13	14.9	12.5
Mathematical reserve for benefits to be granted and benefits granted	LFT, repurchase agreements, NTN-B, NTN-C, debentures	205	16.9	2.6	194	19.7	2.3
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	2	222.4	22.9	2	218.0	12.5
Other provisions	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	250	6.9	104.5	562	99.2	32.3
Subtotal	Subtotal	3,688	0	0	3,809
Pension plan, VGBL and individual life operations
Related expenses	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	89	126.2	82.6	98	128.4	75.9
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB and debentures	13	11.1	20.8	13	15.4	11.0
Unsettled claims	LFT, repurchase agreements, NTN-B, CDB and debentures	48	11.1	20.8	43	15.4	11.0
IBNR	LFT, repurchase agreements, NTN-B, CDB and debentures	22	11.1	20.8	25	15.4	11.0
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB and debentures	318	11.1	20.8	297	15.4	11.0
Mathematical reserve for benefits granted	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures	2,781	126.2	82.8	2,808	120.4	71.4
Mathematical reserve for benefits to be granted – PGBL/ VGBL	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and
	debentures (3)	204,392	180.6	57.0	187,908	182.0	28.2
Mathematical reserve for benefits to be granted – traditional	LFT, repurchase agreements, NTN-B, NTN-C, debentures	5,099	199.8	110.1	4,633	209.0	91.7
Other provisions	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	1,273	199.7	110.1	948	165.5	91.7
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	611	199.8	110.1	605	208.8	91.5
Subtotal	Subtotal	214,646	0	0	197,378
Total technical reserves	Total backing assets	218,334	0	0	201,187

(1)	Gross amounts of Credit Rights, Escrow Deposits and Reinsurance.
(2)	DU = Duration in months.
(3)	Excluding PGBL / VGBL reserves allocated in variable income.

c) Credit Risk
I - Reinsurers
Reinsurance operations are controlled through an internal policy, in compliance with the provisions of the regulatory authority governing the reinsurers with which ITAÚ UNIBANCO HOLDING operates.
We present below a breakdown of the risks assigned by ITAÚ UNIBANCO HOLDING’s subsidiaries to reinsurance companies:

•	Insurance Operations: reinsurance premiums operations are basically represented by: IRB Brasil Resseguros with 86.02% (78.13% at 12/31/2018).

•
Private Pension Operations:
related to reinsurance premiums are entirely represented by Austral with 40%, General Reinsurance with 30%, and IRB Brasil Resseguros with 30% (same percentage (%) as in 12/31/2018)

II – Premiums Receivable
ITAÚ UNIBANCO HOLDING considers the credit risk arising from past-due
premiums immaterial, since cases with coverage payment in default may be canceled, pursuant to Brazilian regulations.
III - Risk level of financial assets
The table below shows insurance financial assets, individually evaluated, classified by rating:

	12/31/2019
	Financial Assets at Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Total
Low	3,027	31,342	197,940	232,309
Medium	0	0	2	2
High	0	0	0	0

Total	3,027	31,342	197,942	232,311

%	1.3	13.5	85.2	100.0

(*)	Includes Derivatives in the amount of R$ 960.

	12/31/2018
	Financial Assets at Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Total
Low	8,247	28,969	179,311	216,527
Medium	—	—	2	2
High	—	—	—	—

Total	8,247	28,969	179,313	216,529

%	3.8	13.4	82.8	100.0

(*)	Includes Derivatives in the amount of R$ 449.